Note 3 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted-average common shares issued (in shares)	7,551,769	7,325,449
Average treasury stock shares (in shares)	(1,524,678)	(1,138,783)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	6,027,091	6,186,666
Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share (in shares)	17,291	24,410
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	6,044,382	6,211,076